Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Federal and provincial statutory rate	26.50%	26.50%
Undistributed earnings of non-Canadian resident subsidiaries	$ 504
Mine properties, plant and equipment [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Canadian development and exploration expenditures which can be used to reduce taxable income of future years	17,574	$ 17,904
Mine properties, plant and equipment [Member] | Brazil [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Canadian development and exploration expenditures which can be used to reduce taxable income of future years	$ 1,235	$ 1,694